Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 9 — Subsequent Events

On July 13, 2023, a purported CohBar stockholder filed a lawsuit in connection with the Merger, captioned McManus v. CohBar, Inc., et al., Case No. 3:23-cv-3495, against CohBar and its directors in the United States District Court for the Northern District of California. On July 17, 2023, another purported CohBar stockholder filed a substantially similar lawsuit in the same court, captioned Chambers v. CohBar, Inc., et al., Case No. 3:23-cv-03541 (together with the McManus action, the “Merger Actions”).

Each of the Merger Actions generally alleges that CohBar’s Form S-4 Registration Statement filed with the SEC on July 3, 2023 (“Registration Statement”) misrepresents and/or omits certain purportedly material information relating to the Merger. Each of the Merger Actions asserts violations of Section 14(a) of the Exchange Act and Rule 14a-9 promulgated thereunder against the Company and its directors and violations of Section 20(a) of the Exchange Act against the directors. Each of the Merger Actions seeks, among other things, (i) an injunction enjoining consummation of the Merger, (ii) if the Merger is consummated, an order rescinding it and setting it aside or awarding rescissory damages to the plaintiffs, (iii) an order directing the CohBar directors to disseminate a revised Registration Statement that does not contain any untrue statements of material fact and that states all material facts required in it or necessary to make the statements contained therein not misleading, (iv) an award to the plaintiffs of costs incurred in connection with the action, including plaintiffs’ attorneys’ fees and experts’ fees and (v) any other relief the court may deem just and proper.

The Company believes the Merger Actions to be without merit. It is possible that additional similar cases could be filed in connection with the Merger.

An estimate of the possible loss or range of loss resulting from the Merger Actions (or any other additional similar cases that could be filed) cannot be made at this time.

Management has evaluated subsequent events to determine if events or transactions occurring through the date on which the condensed financial statements were issued require adjustment or disclosure in the Company’s condensed financial statements and determined no such adjustments were necessary.

Note 12 — Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date on which the financial statements were issued require adjustment or disclosure in the Company’s financial statements and has determined no such disclosure is required.